Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension, Healthcare and Other Plans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Change in the fair value of plan assets:
Beginning plan assets		$ 2,439
Ending plan assets		2,701		$ 2,439
Pension [Member]
Change in benefit obligations:
Beginning benefit obligation		3,188		3,281
Service cost		30		30		$ 30
Interest cost		74		87		112
Plan participants’ contributions		3		3
Actuarial loss (gain)		44		285
Gross benefits paid		(179)		(221)
Plan amendments				(6)
Currency translation adjustments and other		205		(271)
Ending benefit obligation		3,365		3,188		3,281
Change in the fair value of plan assets:
Beginning plan assets		2,328		2,480
Actual return on plan assets		196		194
Employer contributions		34		35
Plan participants’ contributions		3		3
Gross benefits paid		(150)		(193)
Currency translation adjustments and other		106		(191)
Ending plan assets		2,517		2,328		2,480
Funded status:		(848)		(860)
Healthcare [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	1,105		1,157
Service cost		6	[1]	7	[1]	8
Interest cost		36	[1]	39	[1]	48
Plan participants’ contributions	[1]	7		8
Actuarial loss (gain)	[1]	29		(37)
Gross benefits paid	[1]	(68)		(71)
Currency translation adjustments and other	[1]	5		2
Ending benefit obligation	[1]	1,120		1,105		1,157
Change in the fair value of plan assets:
Beginning plan assets	[1]	111		105
Actual return on plan assets	[1]	19		8
Employer contributions	[1]	56
Plan participants’ contributions	[1]	7		8
Gross benefits paid	[1]	(2)		(2)
Ending plan assets	[1]	184		111		105
Funded status:	[1]	(936)		(994)
Other [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	418		423
Service cost		15	[1]	13	[1]	15
Interest cost		3	[1]	4	[1]	5
Actuarial loss (gain)	[1]	13		22
Gross benefits paid	[1]	(37)		(31)
Currency translation adjustments and other	[1]	58		(13)
Ending benefit obligation	[1]	470		418		$ 423
Change in the fair value of plan assets:
Funded status:	[1]	$ (470)		$ (418)

[1]	The healthcare and other postemployment plans are not required to be prefunded.